Liabilities Subject to Compromise and Reorganization Items	9 Months Ended
Sep. 30, 2011
Liabilities Subject to Compromise and Reorganization Items [Abstract]
Liabilities Subject to Compromise and Reorganization Items

Note 6 — Liabilities Subject to Compromise and Reorganization Items

Liabilities subject to compromise refers to pre-petition obligations that were impacted by the Chapter 11 reorganization process. For further information regarding the discharge of liabilities subject to compromise, see Note 5 — “Fresh-Start Accounting in the notes of these Financial Statements. As of December 31, 2010, there were no liabilities subject to compromise.

The Company incurred certain professional fees and other expenses directly associated with the bankruptcy proceedings. In addition, the Company has made adjustments to the carrying value of certain prepetition liabilities. Such costs and adjustments are classified as “reorganization items, net” and are presented separately in the unaudited consolidated statements of operations. For the year ended December 31, 2010, for the four months ended December 31, 2009 and for the eight months ended December 31, 2009, the following have been incurred:

	Successor	Successor	Predecessor
	Year ended December 31, 2010	Four months ended December 31, 2009	Eight months ended August 31, 2009
Professional fees expense	$(13,150)	$(13,825)	$(533,271)
Debt issuance costs related to DIP facility	—	—	(295,757)
Other debt issuance costs	—	—	(280,964)
Gain (loss) on discharge of liabilities subject to compromise	16,453	(58,652)	74,648,976

Total reorganization items, net	$3,303	$(72,477)	$73,538,984

The $74.6 million gain from discharge of liabilities subject to compromise is the result of the settlement of 3.5% Subordinated Notes in exchange for $6.0 million in Notes Payable and 3,960,000 shares of the Successor company, Debtor-in-Possession Credit Facility and Prepetition Secured Loan in exchange for 7,320,000 shares of the Successor Company’s common stock and unsecured claims in exchange for 120,000 shares. On the Effective Date, all stock option plans of the Predecessor Company were cancelled.

Cash paid for reorganization items during the year ended December 31, 2010 and December 31, 2009 was less than $0.1 million and $0.6 million, respectively. Professional fees include financial, legal and valuation services directly associated with the reorganization process.